UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund:  BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income

Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)		143,928	$5,757
GEO Specialty Chemicals, Inc. (a)(b)		23,849	954

			6,711
Diversified Financial Services — 0.1%
Kcad Holdings I Ltd.		309,827,230	430,660
Electric Utilities — 0.1%
Vistra Energy Corp (a)		46,681	651,200
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.		14,906	24,222
Oil, Gas & Consumable Fuels — 0.0%
Southcross Holdings LP		99	34,650
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,860	12,574
Specialty Retail — 0.0%
Things Remembered, Inc.		932,803	9
Total Common Stocks - 0.2%			1,160,026

Asset-Backed Securities (b)(c)		Par (000)
Asset-Backed Securities — 2.6%
ALM Loan Funding:
Series 2012-5A, Class BR, 3.88%, 10/18/27	USD	250	251,447
Series 2013-7RA, Class C, 4.33%, 4/24/24		825	825,013
Series 2013-7RA, Class D, 5.88%, 4/24/24		900	900,027
ALM XIV Ltd., Series 2014-14A, Class C, 4.34%, 7/28/26		463	453,525
ALM XVII Ltd., Series 2015-17A, Class C1, 5.03%, 1/15/28		500	490,000
AMMC CLO Ltd., Series 2014-15A, Class D, 5.15%, 12/09/26 (		250	245,000
Ares CLO Ltd., Class C:
Series 2014-32A, 5.11%, 11/15/25		1,000	1,000,382
Series 2016-40A, 4.55%, 10/15/27		250	245,368
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 4.58%, 10/15/26		860	831,891
Atrium CDO Corp., Series 9A, Class D, 4.44%, 2/28/24		1,350	1,333,923
Atrium X, Series 10A, Class D, 4.38%, 7/16/25		250	243,965
Atrium XII, Series 12A, Class D, 4.78%, 10/22/26		250	250,000

Asset-Backed Securities (b)(c)		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A:
Class B, 3.88%, 1/20/28	USD	500	$502,869
Class C, 4.78%, 1/20/28		500	490,981
BlueMountain CLO Ltd., Series 2013-1A, Class C, 4.31%, 5/15/25		500	497,489
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class C, 4.90%, 2/14/25		250	249,969
CIFC Funding Ltd.:
Series 2013-4A, Class D, 4.44%, 11/27/24		250	242,184
Series 2014-2A, Class A3L, 3.78%, 5/24/26		280	280,281
Series 2014-3A, Class C1, 3.68%, 7/22/26		250	249,786
LCM XVIII LP, Series 18A, Class INC, 14.67%, 4/20/27		1,000	683,606
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.55%, 11/14/26		500	486,096
Seneca Park CLO Ltd., Series 2014-1A, Class C, 3.78%, 7/17/26		250	251,269
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.78%, 7/15/25		250	247,483
Treman Park CLO LLC, Series 2015-1A, Class D, 4.74%, 4/20/27		1,400	1,380,443
Voya CLO Ltd., Series 2014-4A, Class C, 4.88%, 10/14/26		1,000	983,623
Webster Park CLO Ltd., Series 2015-1A, Class C, 4.93%, 1/20/27		500	502,019
Total Asset-Backed Securities — 2.6%			14,118,639

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		1,111	1,112,096
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		148	148,773

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Corporate Bonds		Par (000)	Value
Airlines (continued)
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18	USD	2,605	$2,591,975

			3,852,844
Banks — 0.0%
CIT Group, Inc., 5.00%, 8/01/23		135	139,050
Capital Markets — 0.2%
Blackstone CQP Holdco LP, 9.30%, 3/19/19		1,035	1,042,605
Chemicals — 0.3%
GEO Specialty Chemicals, Inc., 7.50%, 10/30/18 (d)		1,681	1,743,789
Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (b)		365	318,006
Containers & Packaging — 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (b)(c):
3.96%, 12/15/19		1,425	1,449,937
4.16%, 5/15/21		1,108	1,130,160
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 4.38%, 7/15/21 (b)(c)		5,360	5,473,900

			8,053,997
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TECH Finance, Inc., 11.50%, 10/01/20 (a)(b)(e)		1,061	21,220

			21.220
Energy Equipment & Services — 0.1%
Transocean, Inc., 9.00%, 7/15/23 (b)		325	329,063
Weatherford International Ltd., 9.88%, 2/15/24 (b)		325	334,750

			663,813
Health Care Providers & Services — 0.2%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		850	828,750

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)	USD	70	$69,738

			898,488
Hotels, Restaurants & Leisure — 0.0%
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/16 (a)(e)		120	—
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc., 6.25%, 7/15/22		1,505	1,508,763
IT Services — 0.0%
Millennium Corp., 12/31/49		3,115	—
Media — 1.1%
Altice Financing SA (b):
6.63%, 2/15/23		550	558,250
7.50%, 5/15/26		835	846,481
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		1,671	1,687,710
SFR Group SA (b):
6.00%, 5/15/22		842	848,315
6.25%, 5/15/24		1,040	1,028,300
7.38%, 5/01/26		1,330	1,326,675

			6,295,731
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		1,396	1,385,530
3.10%, 3/15/20		1,150	1,129,875
Teck Resources Ltd.:
4.50%, 1/15/21		839	854,731
3.75%, 2/01/23		595	565,250

			3,935,386
Oil, Gas & Consumable Fuels — 1.2%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (b)		670	713,550
Concho Resources, Inc., 5.50%, 4/01/23		80	82,252
CONSOL Energy, Inc., 5.88%, 4/15/22		1,772	1,701,120
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		80	83,000
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (b)		210	221,025
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (b)		995	1,034,800

2	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp., 6.00%, 10/15/24 (b)	USD	180	$183,150
NGPL PipeCo LLC, 7.12%, 12/15/17 (b)		381	395,288
Oasis Petroleum, Inc., 6.88%, 3/15/22		275	283,250
RSP Permian, Inc., 6.63%, 10/01/22		85	89,250
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		980	1,024,100
Whiting Petroleum Corp., 5.75%, 3/15/21		400	394,000
WPX Energy, Inc., 6.00%, 1/15/22		525	537,962

			6,742,747
Road & Rail — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.68%, 12/01/17 (c)		295	294,631
Total Corporate Bonds - 6.4%			35,511,070

Floating Rate Loan Interests (c)
Aerospace & Defense — 2.3%
BE Aerospace, Inc., 2014 Term Loan B, 3.85%, 12/16/21		2,217	2,221,934
Camp International Holding Co.:
2016 1st Lien Term Loan, 4.75%, 8/11/23		1,035	1,034,358
2016 2nd Lien Term Loan, 8.25%, 8/12/24		315	321,180
Engility Corp.:
Term Loan B1, 4.86%, 8/12/20		355	358,106
Term Loan B2, 5.75%, 8/12/23		668	674,918
TransDigm, Inc.:
2015 Term Loan E, 3.75%, 5/14/22		867	869,721
2016 Extended Term Loan F, 3.75%, 6/09/23		6,367	6,379,219
Term Loan D, 3.84%, 6/04/21		1,140	1,142,444

			13,001,880
Air Freight & Logistics — 0.9%
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		797	634,410
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		820	652,239
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		141	112,376
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,098	873,862

Floating Rate Loan Interests (c)		Par (000)	Value
Air Freight & Logistics (continued)
XPO Logistics, Inc., Term Loan B2, 4.25%, 10/30/21	USD	2,593	$2,617,721

			4,890,608
Airlines — 0.1%
Northwest Airlines, Inc., Term Loan:
3.08%, 3/10/17		130	129,955
2.46%, 9/10/18		478	469,692

			599,647
Auto Components — 1.8%
Anchor Glass Container Corp.:
2016 1st Lien Term Loan, 4.25%, 12/01/23		530	532,322
2016 2nd Lien Term Loan, 8.75%, 12/02/24		395	399,938
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		2,541	2,510,522
2nd Lien Term Loan, 11.00%, 1/29/18		907	817,264
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,157	1,067,414
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		3,961	3,937,526
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.86%, 4/30/19		873	878,389
GPX International Tire Corp., Term Loan (a)(e):
12.25%, 3/30/12		1,097	—
PIK, 13.00%, 3/30/12 (f)		18	—

			10,143,375
Automobiles — 0.6%
FCA US LLC, Term Loan B:
2018, 3.25%, 12/31/18		475	475,499
3.50%, 5/24/17		2,706	2,707,941

			3,183,440
Biotechnology — 0.1%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21		803	798,736
Building Materials — 1.0%
Forterra, Inc., Term Loan B, 6.00%, 10/18/23		322	321,759
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		645	645,000
2015 Term Loan, 4.75%, 7/28/22		840	838,381

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Building Materials (continued)
USAGM HoldCo LLC (continued):
2016 Incremental Term Loan, 5.50%, 7/28/22	USD	3,636	$3,660,000
Amendment Delayed Draw Term Loan, 5.14%, 7/28/22		367	368,905

			5,834,045
Building Products — 3.0%
Continental Building Products LLC, 1st Lien Term Loan, 3.59%, 8/10/23		1,126	1,123,414
CPG International, Inc., Term Loan, 4.75%, 9/30/20		5,126	5,145,547
GYP Holdings III Corp., 1st Lien Term Loan, 4.50%, 4/01/21		1,556	1,555,840
Jeld-Wen, Inc., Consolidated Term Loan B, 4.75%, 7/01/22		2,310	2,328,294
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		928	933,308
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.00%, 11/02/23		2,800	2,806,300
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		491	491,422
Term Loan B, 4.00%, 10/31/19		2,257	2,257,989

			16,642,114
Capital Markets — 0.6%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		640	624,823
RPI Finance Trust, Term Loan B5, 3.18%, 10/14/22		2,739	2,761,893

			3,386,716
Chemicals — 4.4%
Allnex (Luxembourg) & Cy SCA, 2016 Term Loan B2, 5.13%, 9/13/23		422	425,028
Allnex USA, Inc., Term Loan B3, 5.13%, 9/13/23		318	320,212
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		1,859	1,865,375
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		114	114,535
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		934	937,899
Chemours Co., Term Loan B, 3.75%, 5/12/22		1,240	1,223,940
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		303	279,837
Huntsman International LLC, Term Loan B2, 3.75%, 11/03/23		2,156	2,165,619

Floating Rate Loan Interests (c)		Par (000)	Value
Chemicals (continued)
Klockner-Pentaplast of America, Inc.:
1st Lien Term Loan, 4.25%, 4/28/20	USD	1,141	$1,152,628
German Borrower, 4.25%, 4/28/20		488	492,576
MacDermid, Inc.:
2016 Term Loan, 5.00%, 6/07/23		1,713	1,727,244
Term Loan B3, 5.50%, 6/07/20		3,258	3,260,707
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		3,033	2,887,916
PQ Corp., 2016 Term Loan, 5.25%, 11/04/22		1,389	1,398,934
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		1,121	1,126,416
2015 2nd Lien Term Loan, 8.50%, 6/19/23		465	459,769
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		1,514	1,509,270
2nd Lien Term Loan, 7.69%, 7/31/22		1,725	1,675,406
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		460	459,177
Versum Materials, Inc., Term Loan, 3.34%, 9/29/23		955	961,370

			24,443,858
Commercial Services & Supplies — 7.3%
ADMI Corp., 2015 Term Loan B, 5.25%, 4/30/22		1,160	1,165,385
Advanced Disposal Services, Inc., Term Loan B3, 3.50%, 11/10/23		3,395	3,393,946
Aramark Services, Inc.:
Term Loan E, 3.25%, 9/07/19		1,776	1,789,165
Term Loan F, 3.34%, 2/24/21		848	854,233
Asurion LLC, Term Loan B5, 4.75%, 11/03/23		2,135	2,148,728
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		2,825	2,780,896
Camelot UK Holdco Ltd., Term Loan B, 4.75%, 10/03/23		2,140	2,143,745
Casella Waste Systems, Inc., Term Loan B, 4.00%, 10/03/23		940	940,000
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		4,181	4,190,720

4	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Commercial Services & Supplies (continued)
Creative Artists Agency LLC, Term Loan B, 5.00%, 12/17/21	USD	943	$950,334
Dealer Tire LLC, 2016 Term Loan B, 4.75%, 12/22/21		1,003	1,012,596
Employbridge LLC, Exit Term Loan, 7.50%, 5/16/20		375	337,618
GCA Services Group, Inc., 2016 Term Loan, 5.98%, 3/01/23		1,891	1,907,042
KAR Auction Services, Inc.:
Term Loan B2, 4.06%, 3/11/21		1,321	1,327,770
Term Loan B3, 4.38%, 3/09/23		1,761	1,781,509
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19		1,316	1,253,300
Prime Security Services Borrower LLC:
1st Lien Term Loan, 4.75%, 7/01/21		189	189,732
2016 Incremental Term Loan B1, 4.75%, 5/02/22		1,198	1,206,634
PSSI Holdings LLC, Term Loan B, 4.75%, 12/02/21		1,621	1,626,199
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		3,617	3,577,264
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		1,012	1,020,056
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		650	651,480
US Security Associates Holdings, Inc., 2016 Term Loan, 6.00%, 7/14/23		2,126	2,126,295
Waste Industries USA, Inc., 2016 Term Loan, 3.50%, 2/27/20		2,100	2,104,417

			40,479,064
Communications Equipment — 1.8%
Applied Systems, Inc.:
1st Lien Term Loan, 4.00%, 1/25/21		912	915,065
2nd Lien Term Loan, 7.50%, 1/24/22		376	379,254
CommScope, Inc., Term Loan B5, 3.25%, 12/29/22		906	913,776
Riverbed Technology, Inc., 2016 Term Loan, 5.00%, 4/24/22		1,963	1,978,529
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21		5,660	5,676,219

			9,862,843

Floating Rate Loan Interests (c)		Par (000)	Value
Construction & Engineering — 0.9%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21	USD	144	$144,191
CNT Holdings III Corp., Term Loan B, 5.25%, 1/22/23		1,328	1,338,846
Safway Group Holding LLC, Term Loan B, 5.75%, 8/19/23		3,395	3,411,975

			4,895,012
Construction Materials — 0.8%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		3,551	3,555,471
Headwaters, Inc., 2016 Term Loan B, 4.00%, 3/24/22		726	728,992
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		352	352,021

			4,636,484
Containers & Packaging — 2.1%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/21		1,813	1,830,116
Berlin Packaging LLC, 2014 1st Lien Term Loan, 4.50%, 10/01/21		315	316,518
Berry Plastics Holding Corp., Term Loan H, 3.75%, 10/01/22		5,216	5,246,036
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		3,780	3,782,174
Prolampac Intermediate, Inc., 2016 1st Lien Term Loan, 5.00%, 11/18/23		380	382,215

			11,557,059
Distributors — 0.6%
American Builders & Contractors Supply Co., Term Loan B, 3.50%, 10/31/23		2,681	2,690,800
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		937	921,071

			3,611,871
Diversified Consumer Services — 3.4%
Bright Horizons Family Solutions, Inc., 2016 Term Loan B, 3.50%, 11/30/23		2,955	2,960,772
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		1,187	1,136,647
J.D. Power and Associates, 1st Lien Term Loan, 5.25%, 9/07/23		1,260	1,272,600
Laureate Education, Inc., Term Loan B, 8.87%, 3/17/21		187	184,724

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Consumer Services (continued)
Serta Simmons Holdings LLC:
1st Lien Term Loan, 4.50%, 11/08/23	USD	4,750	$4,735,180
2nd Lien Term Loan, 9.00%, 10/21/24		1,065	1,059,675
ServiceMaster Co., 2016 Term Loan B, 3.11%, 11/03/23		5,540	5,527,313
Wand Intermediate I LP, 1st Lien Term Loan, 4.75%, 9/17/21		1,389	1,403,261
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		804	612,984

			18,893,156
Diversified Financial Services — 1.3%
AlixPartners LLP, 2016 Term Loan B, 4.00%, 7/28/22		1,901	1,906,236
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		958	956,740
Jefferies Finance LLC, Term Loan, 4.50%, 5/14/20		2,740	2,719,760
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,674	1,679,043

			7,261,779
Diversified Telecommunication Services — 4.5%
Consolidated Communications, Inc., 2016 Term Loan B, 4.00%, 10/04/23		675	679,502
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25%, 6/06/19		2,655	2,668,484
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		2,250	2,251,355
2nd Lien Term Loan, 9.75%, 2/12/21		750	720,714
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		10,260	10,336,950
2019 Term Loan, 4.00%, 8/01/19		3,105	3,136,000
Telenet International Finance Sarl, Term Loan AF, 3.25%, 1/31/25		4,035	4,026,930
Telesat Canada, Term Loan B, 4.88%, 11/17/23		1,147	1,147,952

			24,967,887
Electric Utilities — 2.0%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.25%, 6/30/17		6,096	6,125,418

Floating Rate Loan Interests (c)		Par (000)	Value
Electric Utilities (continued)
PrimeLine Utility Services LLC, Term Loan, 6.50%, 11/12/22	USD	1,373	$1,368,823
TEX Operations Co. LLC:
Exit Term Loan B, 5.00%, 8/04/23		2,723	2,748,288
Exit Term Loan C, 5.00%, 8/04/23		621	627,011
Texas Competitive Electric Holding, Term Loan 5.03%, 11/10/17		1,710	34,200

			10,903,740
Electronic Equipment, Instruments & Components — 0.1%
CPI Acquisition, Inc., Term Loan B, 5.50%, 8/17/22		650	590,165
Energy Equipment & Services — 0.4%
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		859	651,843
Weatherford International Ltd., Term Loan, 2.91%, 7/13/20		1,883	1,784,298

			2,436,141
Food & Staples Retailing — 3.3%
Albertsons LLC:
2016 Term Loan B4, 4.50%, 8/25/21		4,503	4,506,168
2016 Term Loan B5, 4.75%, 12/21/22		370	370,529
Genoa, a QoL Healthcare Co. LLC, 2016 1st Lien Term Loan, 4.75%, 10/28/23		625	622,656
Hostess Brands LLC, 2016 1st Lien Term Loan, 4.00%, 8/03/22		2,768	2,784,017
Rite Aid Corp.:
5.75%, 8/21/20		1,247	1,250,424
4.88%, 6/21/21		2,373	2,385,345
US Foods, Inc., 2016 Term Loan B, 4.00%, 6/27/23		6,559	6,593,717

			18,512,856
Food Products — 2.7%
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21		1,758	1,704,107
Chobani LLC, 1st Lien Term Loan, 5.25%, 10/07/23		1,565	1,581,636
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		1,061	1,029,554
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		2,626	2,631,012
Pinnacle Foods Finance LLC, Term Loan G, 3.39%, 4/29/20		2,638	2,648,192
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,595	1,504,578

6	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Food Products (continued)
Reddy Ice Corp. (continued):
2nd Lien Term Loan, 10.75%, 11/01/19	USD	532	$439,788
Reynolds Group Holdings, Inc., 2016 Term Loan, 4.25%, 2/05/23		3,246	3,261,724

			14,800,591
Health Care Equipment & Supplies — 3.8%
Alere, Inc.:
2015 Term Loan A, 3.61%, 6/18/20		465	459,784
2015 Term Loan B, 3.61%, 6/18/22		1,900	1,882,322
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		2,451	2,462,268
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		3,845	3,849,875
Cotiviti Corp., Term Loan B, 3.61%, 9/28/23		2,611	2,608,502
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		2,245	2,150,021
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		2,278	2,214,254
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		3,124	3,098,031
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		2,255	2,206,314

			20,931,371
Health Care Providers & Services — 11.3%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.75%, 2/11/22		461	460,074
Term Loan B2, 3.75%, 2/16/23		2,144	2,149,159
Amsurg Corp., 1st Lien Term Loan B, 5.25%, 7/16/21		3,028	3,027,713
CHG Healthcare Services, Inc., 2016 Term Loan B, 4.75%, 6/07/23		3,408	3,423,210
Community Health Systems, Inc.:
Term Loan F, 4.19%, 12/31/18		2,029	1,963,599
Term Loan G, 3.75%, 12/31/19		1,948	1,839,360
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, 6.50%, 2/07/22		1,576	1,578,459
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		7,446	7,465,029
Envision Healthcare Corp.:
Term Loan B, 3.75%, 11/09/23		7,620	7,629,525
Initial Term Loan 5.75%, 5/25/18		2,865	2,861,157
Term Loan B2, 6.00%, 10/28/22		883	883,599

Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services (continued)
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22	USD	1,437	$1,415,932
HCA, Inc., Term Loan B6, 3.86%, 3/17/23		5,198	5,238,932
inVentiv Health, Inc., 2016 Term Loan B, 4.75%, 9/28/23		4,105	4,114,437
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		2,622	2,650,577
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		487	485,200
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		508	509,317
2016 Term Loan, 5.50%, 8/14/21		910	912,767
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 10/20/22		1,646	1,657,199
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		3,079	3,067,354
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		1,839	1,834,523
Surgical Care Affiliates, Inc., Incremental Term Loan B, 3.75%, 3/17/22		2,517	2,521,835
Team Health, Inc., 2016 Term Loan, 3.84%, 11/23/22		1,817	1,814,428
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		1,669	1,562,481
Vizient, Inc., 2016 Term Loan B, 5.00%, 2/13/23		1,817	1,832,794

			62,898,660
Health Care Technology — 0.9%
IMS Health, Inc., 2016 Term Loan B, 3.50%, 3/17/21		3,286	3,305,274
Press Ganey Holdings, Inc.:
1st Lien Term Loan, 4.25%, 10/21/23		1,365	1,365,000
2nd Lien Term Loan, 8.25%, 10/21/24		495	501,187

			5,171,461
Hotels, Restaurants & Leisure — 7.7%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		2,751	2,748,400
2nd Lien Term Loan, 8.00%, 8/01/22		1,036	1,028,022

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
AMF Bowling Centers, Inc., 2016 Term Loan, 6.00%, 8/17/23	USD	1,167	$1,159,706
Boyd Gaming Corp.:
Term Loan B, 4.00%, 8/14/20		755	758,982
Term Loan B2, 3.53%, 9/15/23		1,755	1,764,056
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		2,402	2,353,807
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		4,699	4,729,402
Caesars Entertainment Operating Co., Inc., Term Loan B7, 7.83%, 3/01/17		2,435	2,811,670
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		7,590	7,632,568
CCM Merger, Inc., Term Loan B, 4.00%, 8/08/21		1,392	1,398,729
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		2,073	2,083,535
ESH Hospitality, Inc., 2016 Term Loan B, 3.75%, 8/30/23		3,245	3,265,800
Four Seasons Holdings Inc., Term Loan B, 4.16%, 11/21/23		225	226,829
Hilton Worldwide Finance LLC:
Term Loan B1, 3.50%, 10/26/20		230	231,184
Term Loan B2, 3.08%, 10/25/23		1,640	1,650,848
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		829	824,557
RHP Hotel Properties LP, Term Loan B, 3.59%, 1/15/21		1,256	1,263,549
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		411	412,331
Term Loan B, 4.00%, 2/19/19		2,173	2,187,584
Scientific Games International, Inc.:
2014 Term Loan B1, 6.00%, 10/18/20		1,147	1,158,460
2014 Term Loan B2, 6.00%, 10/01/21		803	810,232
Station Casinos LLC, 2016 Term Loan B, 3.75%, 6/08/23		815	821,502
Yum! Brands, Inc., 1st Lien Term Loan B, 3.30%, 6/16/23		1,451	1,464,584

			42,786,337
Household Products — 0.7%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		777	776,110

Floating Rate Loan Interests (c)		Par (000)	Value
Household Products (continued)
Spectrum Brands, Inc., 2016 Term Loan, 3.25%, 6/23/22	USD	3,271	$3,301,821

			4,077,931
Independent Power and Renewable Electricity Producers — 2.9%
Aria Energy Operating LLC, Term Loan, 5.50%, 5/27/22		1,242	1,198,788
Calpine Construction Finance Co., LP, Term Loan B1, 3.09%, 5/03/20		1,052	1,038,630
Calpine Corp.:
Term Loan B5, 3.59%, 5/27/22		513	514,172
Term Loan B6, 4.00%, 1/15/23		2,134	2,146,059
Term Loan B7, 3.84%, 5/31/23		772	776,463
Dynegy, Inc., Escrow, 5.00%, 6/27/23		4,304	4,322,328
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		3,312	3,280,060
Term Loan C, 5.00%, 12/19/21		148	146,893
NRG Energy, Inc., 2016 Term Loan B, 3.50%, 6/30/23		1,706	1,709,563
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		1,101	968,472

			16,101,428
Industrial Conglomerates — 0.6%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		510	473,613
Vertiv Co., Term Loan B, 6.00%, 9/29/23		3,015	2,982,981

			3,456,594
Insurance — 2.5%
Alliant Holdings I, Inc., Incremental Term Loan B2, 5.25%, 8/12/22		1,676	1,682,503
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		610	613,517
AssuredPartners, Inc., 2016 Term Loan B, 5.75%, 10/21/22		2,214	2,221,564
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		572	574,209
Term Loan B4, 5.00%, 8/04/22		2,046	2,058,155
Hub International Ltd., Term Loan B, 4.25%, 10/02/20		760	760,842

8	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Insurance (continued)
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.00%, 8/31/21 (f)	USD	1,160	$1,169,431
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,979	1,966,266
2016 1st Lien Term Loan, 4.25%, 3/01/21		903	909,508
2nd Lien Term Loan, 6.75%, 2/28/22		1,805	1,791,462

			13,747,457
Internet & Direct Marketing Retail — 0.6%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.14%, 8/19/23		3,054	3,078,166
Internet Software & Services — 1.4%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		2,493	2,508,204
Rackspace Hosting, Inc., 1st Lien Term Loan, 5.00%, 11/03/23		4,000	4,033,000
WaveDivision Holdings LLC, Term Loan B, 4.00%, 10/15/19		1,454	1,457,091

			7,998,295
IT Services — 4.4%
Abacus Innovations Corp., Term Loan B, 3.36%, 8/16/23		4,072	4,098,468
Cision US Inc., Term Loan B, 7.00%, 6/16/23		1,227	1,184,756
First Data Corp., 2016 Term Loan, 3.58%, 3/24/21		12,358	12,406,661
Global Payments Inc., Reprice Term Loan B, 3.03%, 4/22/23		1,651	1,662,989
Vantiv LLC, 2014 Term Loan B, 3.25%, 10/14/23		1,107	1,112,050
WEX, Inc., Term Loan B, 4.25%, 7/01/23		3,771	3,804,900

			24,269,824
Leisure Products — 0.2%
Bauer Performance Sports Ltd., Term Loan B, 5.00%, 4/15/21		1,085	1,074,678
Machinery — 2.2%
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		1,007	1,011,059
Term Loan B3, 4.25%, 8/30/20		305	305,964
Global Brass & Copper, Inc., 2016 Term Loan B, 5.25%, 7/18/23		1,130	1,141,300

Floating Rate Loan Interests (c)		Par (000)	Value
Machinery (continued)
Infiltrator Systems, Inc., 2016 Term Loan B, 4.50%, 5/27/22	USD	1,499	$1,498,203
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/26/21		786	790,913
Navistar International Corp., Term Loan B, 6.50%, 8/07/20		954	960,448
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		2,425	2,432,072
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		3,586	3,202,082
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		915	914,781

			12,256,822
Media — 12.6%
Altice US Finance I Corp., 2016 Term Loan B, 3.88%, 1/15/25		4,979	5,000,648
AMC Entertainment, Inc., Term Loan B, 3.64%, 12/15/23		720	723,600
CBS Radio, Inc., Term Loan B, 4.50%, 10/17/23		1,053	1,057,915
Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 5.25%, 6/07/23		210	201,794
Charter Communications Operating LLC, 2016 Term Loan I, 3.50%, 1/24/23		8,318	8,393,248
CSC Holdings LLC, 2016 Term Loan, 3.88%, 10/11/24		3,500	3,521,875
Entercom Radio LLC, 2016 Term Loan, 4.50%, 11/01/23		550	553,608
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,586	1,582,430
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		2,211	2,069,036
iHeartCommunications, Inc.:
Extended Term Loan E, 8.11%, 7/30/19		515	398,224
Term Loan D, 7.36%, 1/30/19		5,966	4,617,935
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		3,795	3,655,409
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.25%, 11/17/23		1,829	1,840,836
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		1,215	1,195,256
Live Nation Entertainment, Inc., Term Loan B, 3.34%, 10/26/23		485	486,334
MCC Iowa LLC, Term Loan J, 3.75%, 6/30/21		513	515,112

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	NOVEMBER 30, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Media (continued)
Mediacom Communications Corp., Term Loan F, 2.96%, 3/31/18	USD	1,092	$1,091,661
MGOC, Inc., Term Loan B, 4.00%, 7/31/20		1,946	1,945,300
Mission Broadcasting, Inc., 2016 Term Loan B2, 3.00%, 9/26/23		401	403,024
Nexstar Broadcasting, Inc., 2016 Term Loan B, 3.85%, 9/21/23		4,504	4,522,822
Numericable U.S. LLC:
Term Loan B10, 4.04%, 1/13/25		2,148	2,141,465
Term Loan B7, 5.14%, 1/15/24		1,224	1,234,253
SBA Senior Finance II LLC, Term Loan B1, 3.34%, 3/24/21		4,438	4,441,287
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		197	196,261
Trader Corp., Term Loan, 5.00%, 9/28/23		1,565	1,574,124
Tribune Media Co., Term Loan, 3.75%, 12/27/20		3,918	3,927,593
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		3,688	3,686,393
UPC Financing Partnership, Term Loan AN, 4.08%, 8/31/24		1,223	1,227,440
Virgin Media Investment Holdings Ltd.:
Term Loan E, 4.25%, 6/30/23	GBP	2,840	3,562,184
Term Loan F, 3.50%, 6/30/23	USD	2,299	2,311,602
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		1,232	1,231,748
Term Loan B2A, 3.50%, 1/15/22		738	738,431
Term Loan B3, 3.70%, 1/15/22		229	229,120

			70,277,968
Metals & Mining — 0.8%
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		3,524	3,530,012
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 6.50%, 9/30/23		750	756,098

			4,286,110
Multiline Retail — 1.7%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		3,502	3,507,121
2nd Lien Term Loan, 8.50%, 3/26/20		866	864,990

Floating Rate Loan Interests (c)		Par (000)	Value
Multiline Retail (continued)
Dollar Tree, Inc., Term Loan B3, 3.06%, 7/06/22	USD	1,209	$1,218,545
Hudson’s Bay Co., 2015 Term Loan B, 4.25%, 9/30/22		2,208	2,219,875
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,841	1,670,406

			9,480,937
Oil, Gas & Consumable Fuels — 5.1%
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		3,390	3,686,625
Term Loan A, 3.61%, 10/01/19		2,642	2,529,734
Chesapeake Energy Corp., Term Loan, 8.50%, 8/23/21		3,286	3,510,387
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		1,063	1,074,197
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,020	529,225
Energy Transfer Equity LP, Term Loan:
2015, 4.14%, 12/02/19		1,057	1,056,896
3.39%, 12/02/19		207	205,834
EP Energy LLC, 2016 Term Loan, 9.75%, 6/30/21		174	176,408
EWT Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		588	589,098
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		895	877,100
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		4,145	3,894,997
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		986	963,479
Power Buyer LLC, 1st Lien Term Loan, 4.25%, 5/06/20		504	501,937
PowerTeam Services LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		470	466,475
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,432	1,357,234
Seventy Seven Operating LLC, Term Loan B, 3.89%, 6/25/20		262	236,908
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		53	41,096
Southcross Holdings Borrower LP, Exit Term Loan B, 3.50%, 4/13/23		91	68,046
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		505	513,700
TPF II Power LLC, Term Loan B, 5.00%, 10/02/21		1,965	1,963,524

10	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Ultra Resources, Inc., Revolver, 4.61%, 4/06/17 (a)(d)	USD	1,222	$1,139,515
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		2,736	2,742,583

			28,124,998
Personal Products — 0.9%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		2,240	2,253,844
Revlon Consumer Products Corp., 2016 Term Loan B, 4.25%, 9/07/23		2,995	2,997,396

			5,251,240
Pharmaceuticals — 5.5%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21		2,483	2,501,921
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		895	894,284
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		6,071	6,071,092
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		1,382	1,374,713
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.46%, 2/27/21		4,187	4,218,464
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		6,397	6,411,130
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		1,752	1,753,151
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 4.36%, 10/20/18		453	450,252
Series C2 Term Loan B, 5.25%, 12/11/19		3,964	3,922,489
Series D2 Term Loan B, 5.00%, 2/13/19		1,097	1,086,719
Series E Term Loan B, 5.25%, 8/05/20		1,405	1,387,436
Series F1 Term Loan B, 5.50%, 4/01/22		777	770,951

			30,842,602
Professional Services — 2.6%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		696	658,439
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,102	1,093,707

Floating Rate Loan Interests (c)		Par (000)	Value
Professional Services (continued)
Advantage Sales & Marketing, Inc. (continued):
2014 2nd Lien Term Loan, 7.50%, 7/25/22	USD	338	$318,000
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,170	3,171,320
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		1,626	1,617,714
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		7,349	7,383,194

			14,242,374
Real Estate Investment Trusts (REITs) — 1.4%
Communications Sales & Leasing, Inc., Term Loan B, 4.50%, 10/24/22		2,376	2,389,945
MGM Growth Properties LLC, 2016 Term Loan B, 3.50%, 4/25/23		5,430	5,453,017

			7,842,962
Real Estate Management & Development — 1.5%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		2,154	2,169,667
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		1,876	1,870,495
Realogy Corp.:
2016 Term Loan B, 3.75%, 7/20/22		3,136	3,158,463
Term Loan A, 2.53%, 10/23/20		1,101	1,098,639

			8,297,264
Road & Rail — 0.4%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, 5.00%, 6/13/23		1,245	1,252,395
SIRVA Worldwide, Inc., 2016 Term Loan, 7.50%, 11/14/22		821	802,528

			2,054,923
Semiconductors & Semiconductor Equipment — 2.8%
Avago Technologies Cayman Ltd., Term Loan B3, 3.54%, 2/01/23		8,735	8,815,038
Cavium, Inc., Term Loan B, 3.75%, 8/16/22		930	935,813
Microsemi Corp., 2015 Term Loan B, 3.75%, 1/15/23		452	455,020
NXP BV, Term Loan F, 3.41%, 12/07/20		4,439	4,450,594

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC	NOVEMBER 30, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp., Incremental Term Loan, 3.78%, 3/31/23	USD	1,050	$1,056,562

			15,713,027
Software — 8.1%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		2,808	2,741,524
DTI Holdco, Inc., 2016 Term Loan B, 6.25%, 9/21/23		1,560	1,535,945
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		3,692	3,684,390
Informatica Corp., Term Loan, 4.50%, 8/05/22		4,082	3,990,860
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		739	694,439
Kronos Incorporated:
1st Lien Term Loan, 5.00%, 11/01/23		4,610	4,620,096
2nd Lien Term Loan, 9.25%, 10/04/24		1,695	1,735,527
Landslide Holdings, Inc., 2016 1st Lien Term Loan, 5.50%, 9/27/22		1,075	1,080,375
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		2,116	2,110,164
2nd Lien Term Loan, 8.50%, 10/11/21		1,600	1,576,000
RP Crown Parent LLC, 2016 Term Loan B, 4.50%, 10/12/23		2,216	2,227,099
SolarWinds, Inc., 2016 Term Loan, 5.50%, 2/05/23		3,237	3,257,701
Solera LLC, Term Loan B, 5.75%, 3/03/23		995	1,005,577
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		2,488	2,491,090
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		4,776	4,809,084
2015 Term Loan B2, 4.00%, 7/08/22		552	555,544
Tibco Software Inc., Term Loan B, 6.50%, 12/04/20		1,916	1,910,376
Vertafore, Inc., 2016 1st Lien Term Loan, 4.75%, 6/30/23		4,800	4,812,000

			44,837,791
Specialty Retail — 2.7%
Academy Ltd., 2015 Term Loan B, 5.00%, 7/01/22		1,140	1,049,141

Floating Rate Loan Interests (c)		Par (000)	Value
Specialty Retail (continued)
Bass Pro Group LLC:
Asset Sale Term Loan, 5.66%, 5/04/18	USD	665	$663,756
Term Loan B, 5.00%, 11/04/23		820	813,407
Leslie’s Poolmart, Inc., 2016 Term Loan, 5.25%, 8/16/23		1,215	1,224,113
Michaels Stores, Inc., 2016 Term Loan B1, 3.75%, 1/27/23		4,541	4,572,487
Outerwall ,Inc., 1st Lien Term Loan, 5.25%, 9/27/23		805	813,300
Party City Holdings, Inc., 2016 Term Loan, 3.75%, 8/19/22		2,870	2,883,165
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.00%, 1/26/23		829	834,439
2016 Term Loan B2, 5.14%, 1/26/23		1,613	1,622,635
Things Remembered, Inc., 2016 Term Loan, 1.00%, 2/29/20		959	412,488

			14,888,931
Technology Hardware, Storage & Peripherals — 0.6%
Dell Inc., 2016 Term Loan B, 4.00%, 9/07/23		2,590	2,613,647
Linxens France SA, Term Loan, 5.00%, 10/14/22		789	788,051

			3,401,698
Textiles, Apparel & Luxury Goods — 0.6%
Ascend Performance Materials LLC, Term Loan B, 6.50%, 8/12/22		2,428	2,417,472
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		340	217,933
Samsonite International SA, Term Loan B, 4.00%, 8/01/23		495	500,103

			3,135,508
Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		2,749	2,764,548
Trading Companies & Distributors — 1.1%
Beacon Roofing Supply, Inc., Term Loan B, 3.50%, 10/01/22		1,387	1,391,519
HD Supply, Inc.:
Incremental Term Loan B1, 3.59%, 8/13/21		3,719	3,727,863
Incremental Term Loan B2, 3.63%, 10/17/23		1,035	1,040,175

12	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (c)		Par (000)	Value
Trading Companies & Distributors (continued)
Nexeo Solutions LLC, 2016 Term Loan, 5.25%, 6/09/23	USD	249	$251,038

			6,410,595
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		1,260	1,178,544
Wireless Telecommunication Services — 2.8%
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 6/15/20 (f)		7,653	7,117,183
LTS Buyer LLC, 1st Lien Term Loan, 4.09%, 4/13/20		5,422	5,428,747
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		2,776	2,801,505

			15,347,435
Total Floating Rate Loan Interests — 137.2%			762,561,546

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (b)(c)		991	990,631

Investment Companies		Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		54	794
Eaton Vance Senior Income Trust		13,945	90,642
Total Investment Companies — 0.0%			91,436

Other Interests (g)		Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A	USD	256,351	2

Other Interests (g)		Beneficial Interest (000)	Value
Household Durables — 0.5%
Stanley Martin, Class B Membership Units (h)	USD	1,250	$2,509,838
Total Other Interests — 0.5%			2,509,840

Preferred Securities		Shares
Trust Preferred — 0.3%
Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2 6.60%, 2/15/40 (c)		60,894	1,527,146
Total Preferred Securities — 0.3%			1,527,146

Warrants — 0.0%
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		2,406	2,943
Total Long-Term Investments (Cost — $820,787,060) — 147.3%			818,473,277
Options Purchased (Cost – $43,022) – 0.0%			—
Total Investments (Cost — $820,830,082*) — 147.3%			818,473,277
Liabilities in Excess of Other Assets — (47.3)%			(262,683,466)

Net Assets — 100.0%			$555,789,811

* As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost			$824,211,787

Gross unrealized appreciation			$8,575,083
Gross unrealized depreciation			(14,313,593)

Net unrealized depreciation			$(5,738,510)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end.

(d)	Convertible Security.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC	NOVEMBER 30, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	All or a portion of security is held by a wholly owned subsidiary.

During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased	Shares Sold	Shares Held at November 30, 2016	Value at November 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,859,207	—	(1,859,207)[1]	—	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	—	$646
iShares iBoxx $ High Yield Corporate Bond ETF	27,839	—	(27,839)	—	—	33,812
Total					—	$34,458

[1] Represents net shares sold.

•   Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(16)	10-Year U.S. Treasury Note	March 2017	USD1,992,250	$6,635

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	969,000	USD	718,021	Royal Bank of Scotland PLC	12/05/16	$3,352
USD	723,161	CAD	969,000	BNP Paribas S.A.	12/05/16	1,788
USD	3,384,874	GBP	2,783,000	Royal Bank of Scotland PLC	12/05/16	(97,346)
USD	3,475,536	GBP	2,783,000	Royal Bank of Scotland PLC	1/05/17	(10,482)
Total						$(102,688)

14	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	44	—

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Markit CDX North America High Yield Index, Series 27, Version 1	5.00%	12/20/21	B+	USD	5,268	$45,485
[1] Using Standard &Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps
Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
iBoxx USD Liquid High Yield Index	3-Month LIBOR Plus 0.00%[1]	JPMorgan Chase Bank N.A.	N/A	12/20/16	USD	570	$30,376	—	$30,376
1 Fund pays the floating rate and receives the total return of the reference entity.

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
LOC	Letter of Credit
PIK	Payment-In-Kind
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC	NOVEMBER 30, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation metholdologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$12,128,751	$1,989,888	$14,118,639
Common Stocks	$663,774	24,222	472,030	1,160,026
Corporate Bonds	—	33,746,061	1,765,009	35,511,070
Floating Rate Loan Interests	—	712,747,307	49,814,239	762,561,546
Investment Companies	91,436	—	—	91,436
Non-Agency Mortgage-Backed Securities	—	990,631	—	990,631
Other Interests	—	—	2,509,840	2,509,840
Preferred Securities	1,527,146	—	—	1,527,146
Warrants	—	—	2,943	2,943
Unfunded floating rate loan interests[1]	—	5,857	—	5,857

Total	$2,282,356	$759,642,829	$56,553,949	$818,479,134

16	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Credit contracts	—	$45,485	—	$45,485
Foreign currency exchange contracts	—	5,140	—	5,140
Interest rate contracts	$6,635	30,376	—	37,011
Liabilities:
Foreign currency exchange contracts	—	(107,828)	—	(107,828)

Total	$6,635	$(26,827)	—	$(20,192)

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[2]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$467,130	—	—	$467,130
Cash pledged:
Futures contracts	24,000	—	—	24,000
Centrally cleared swaps	294,000	—	—	294,000
Liabilities:
Bank borrowings payable	—	$(229,000,000)	—	(229,000,000)
Bank overdraft	—	(113,186)	—	(113,186)

Total	$785,130	$(229,113,186)	—	$(228,328,056)

During the period ended November 30, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of August 31, 2016	$140,083	$2,218,460	$1,527,870	$44,995,306	$1,562,503	$4,902	$50,449,124
Transfers into Level 3[1]	—	—	—	25,983,050	—	—	25,983,050
Transfers out of Level 3[2]	—	—	—	(20,029,917)	—	—	(20,029,917)
Accrued discounts/premiums	—	958	112	46,852	—	—	47,922
Net realized gain (loss)	—	1,250	—	(406,701)	—	—	(405,451)
Net change in unrealized appreciation (depreciation)[3]	331,947	19,220	205,407	1,037,157	947,337	(1,959)	2,539,109
Purchases	—	—	31,620	4,463,599	—	—	4,495,219
Sales	—	(250,000)	—	(6,275,107)	—	—	(6,525,107)
Closing balance, as of November 30, 2016	$472,030	$1,989,888	$1,765,009	$49,814,239	$2,509,840	$2,943	$56,553,949

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016[3]	$331,947	$21,044	$205,407	$648,519	$947,337	$(1,959)	$2,152,295

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC	NOVEMBER 30, 2016	17

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

[1]

As of August 31, 2016, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of August 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

18	BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC	NOVEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:  January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:  January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:  January 23, 2017